Statement Of Shareholders Equity And Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net (loss) income	$ (900,233)	$ 1,010,316
Other comprehensive income (loss):
Foreign currency translation adjustment	3,826	(5,536)
Total other comprehensive income (loss)	3,826	(5,536)
Comprehensive (loss) income	(896,407)	1,004,780
Comprehensive loss attributable to noncontrolling interests	(90,967)	(190,862)
Comprehensive (loss) income attributable to Roivant Sciences Ltd.	$ (805,440)	$ 1,195,642